Financial Liabilities Designated At Fair Value Through Profit Or Loss - Summary of financial instruments designated at fair value through profit or loss (Detail) - JPY (¥) ¥ in Millions	Mar. 31, 2021	Mar. 31, 2020
Statement Lineitems [Line Items]
Financial liabilities at fair value through profit or loss	¥ 239,519	¥ 0
Borrowings
Statement Lineitems [Line Items]
Financial liabilities at fair value through profit or loss	24,971	0
Debt securities in issue
Statement Lineitems [Line Items]
Financial liabilities at fair value through profit or loss	¥ 214,548	¥ 0